Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Aug. 15, 1996
Commitments And Contingencies [Line Items]
Unused letters of credit	$ 10
Top of Range [Member] | Asia Pacific Telecom Co., Ltd [Member]
Commitments And Contingencies [Line Items]
Expected transaction amount in acquisition	$ 2,081
Top of Range [Member] | Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates	25.00%
Bottom of Range [Member] | Asia Pacific Telecom Co., Ltd [Member]
Commitments And Contingencies [Line Items]
Expected transaction amount in acquisition	$ 1,626
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount		$ 2,000
Commitment to contribute to a Piping Fund, amount contributed		$ 1,000
Commitment to contribute to a Piping Fund, remaining amount	1,000
Land and buildings [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	572
Telecommunications equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	$ 21,630